SHORT-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
SHORT-TERM INVESTMENTS
Interest income	¥ 11	$ 11,406	¥ 79,407	¥ 8,915
Short-term investments
SHORT-TERM INVESTMENTS
Interest income	¥ 0	$ 3,206	¥ 22,318	¥ 6,594